REVENUE	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 5 – REVENUE

The following table is a summary of the Company’s timing of revenue recognition for the years ended December 31, 2021 and 2020:

	Years Ended
	December 31,
	2021	2020
Timing of revenue recognition:
Services and products transferred at a point in time	$7,783,340	$–
Services and products transferred over time	–	–
Total revenue	$7,783,340	$–

The Company disaggregates revenue by source and geographic destination to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Revenue by source consisted of the following for the years ended December 31, 2021 and 2020:

	Years Ended
	December 31,
	2021	2020
Revenue by products and services:
Products	$1,533,378	$–
Services	6,249,962	–
Total revenue	$7,783,340	$–

Revenue by geographic destination consisted of the following for the for the years ended December 31, 2021 and 2020:

	Years Ended
	December 31,
	2021	2020
Revenue by geography:
North America	$535,407	$–
International	7,247,933	–
Total revenue	$7,783,340	$–

Contract Balances

The Company records contract assets when it has a right to consideration and records accounts receivable when it has an unconditional right to consideration. Contract liabilities consist of cash payments received (or unconditional rights to receive cash) in advance of fulfilling performance obligations. As of December 31, 2021, the Company did not have a contract assets balance.

The following table is a summary of the Company’s opening and closing balances of contract liabilities related to contracts with customers.

Total
Balance at December 31, 2020	$–
Additions through advance billings to or payments from vendors	–
Additions through business acquisition	4,139,193
Revenue recognized from current period advance billings to or payments from vendors	–
Revenue recognized from amounts acquired through business acquisition	(922,631)
Balance at December 31, 2021	$3,216,562